Property and equipment, net (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Sub total	$ 232,914	¥ 1,649,663	¥ 2,087,538
Less: accumulated depreciation	(127,029)	(899,711)	(1,075,432)
Total	105,885	749,952	1,012,107
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Sub total	5,297	37,520	380,842
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Sub total	19,642	139,119	3,427
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Sub total	169,632	1,201,452	1,201,442
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Sub total	$ 38,343	¥ 271,572	¥ 501,827